UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05189

                              THE SPAIN FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2006

                    Date of reporting period: August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Spain Fund
Portfolio of Investments
August 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
-------------------------------------------------------   -------   ------------

COMMON STOCKS - 98.6%
Finance - 33.8%
Banking - Money Center - 25.1%
Banco Bilbao Vizcaya Argentaria SA (a)                    582,000   $ 13,313,211
Banco Santander Central Hispano SA                        789,195     12,257,693
                                                                    ------------
                                                                      25,570,904
                                                                    ------------
Banking - Regional - 3.6%
Banco Pastor SA                                           260,000      3,686,873
                                                                    ------------
Insurance - 5.1%
Corporacion Mapfre SA                                     100,508      2,014,477
Grupo Catalana Occidente SA                               120,000      3,245,917
                                                                    ------------
                                                                       5,260,394
                                                                    ------------
                                                                      34,518,171
                                                                    ------------
Utilities - 33.1%
Electric & Gas Utility - 19.2%
Enagas                                                    215,000      4,899,573
Endesa SA                                                 139,593      4,873,557
Iberdrola SA                                              130,000      4,830,952
Red Electrica de Espana                                   129,106      4,981,361
                                                                    ------------
                                                                      19,585,443
                                                                    ------------
Telephone Utility - 13.9%
Telefonica SA                                             825,831     14,176,321
                                                                    ------------
                                                                      33,761,764
                                                                    ------------
Capital Goods - 8.9%
Engineering & Construction - 8.9%
ACS Actividades Cons y Serv                               106,000      4,755,674
Grupo Ferrovial SA                                         55,500      4,313,243
                                                                    ------------
                                                                       9,068,917
                                                                    ------------
Energy - 8.0%
International - 8.0%
Repsol YPF SA                                             282,070      8,115,520
                                                                    ------------
Consumer Services - 7.9%
Apparel - 4.9%
Inditex SA                                                111,875      5,041,815
                                                                    ------------
Broadcasting & Cable - 3.0%
Prisa                                                     182,000      3,009,796
                                                                    ------------
                                                                       8,051,611
                                                                    ------------
Consumer Staples - 2.7%
Food - 2.7%
Ebro Puleva SA                                            130,000      2,790,803
                                                                    ------------
Basic Industry - 2.3%
Mining & Metals - 2.3%
Acerinox SA                                               125,000      2,354,594
                                                                    ------------
Technology - 1.9%
Computer Services - 1.9%
Indra Sistemas SA                                          93,035      1,933,493
                                                                    ------------
Total Investments - 98.6%
   (cost $51,029,071)                                                100,594,873
Other assets less liabilities - 1.4%                                   1,441,499
                                                                    ------------
Net Assets - 100.0%                                                 $102,036,372
                                                                    ------------

(a)  Security represents investments in an affiliate.

     Please note: The sector classifications presented herein are based on the sector categorizations methodology of the Investment Manager.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Spain Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date:  October 23, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: October 23, 2006